Other income and expenses - net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and expenses - net
Foreign exchange gains (losses)	€ (99)	€ 125	€ 129
Income from government grants	563	344	348
Research collaborations where costs are shared equally	€ 898	€ 1,072	€ 0